Investment In Affiliates - Europe I (Details) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 13, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Long- term debt		$ 507,485	$ 489,028	$ 493,463
Investment in affiliates		66,296	25,725	$ 52,122
Portion of the carrying balance of related party loan		27,657	$ 16,192
Sub-Panamax and Panamax vessels
Number of vessels acquired	5
Purchase price	$ 56,083
Navios Europe I
Number of vessels acquired					10
Estimated maximum potential loss		11,705
Navios Revolving Loans I | Navios Europe I
Portion of the carrying balance of related party loan		11,205
Navios Term Loans I | Navios Europe I
Investment in affiliates		500
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity					$ 24,100
Increase in available amount of loan facility		30,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I | Navios Europe I
Long- term debt		$ 10,000			$ 10,000
Navios Europe I
Ownership percentage		5.00%	5.00%			5.00%
Investment in affiliates		$ 500
Navios Europe I | Navios Holdings
Ownership percentage						47.50%
Navios Europe I | Navios Acquisition
Ownership percentage						47.50%